Other Liabilities - Schedule of Other Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Accounts payable	$ 2,639	$ 1,866
Bank overdrafts and cash pooling	6	133
Repurchase agreements	2,725	2,324
Accrued expenses and taxes	4,213	4,265
Credit facilities	2,339	441
Borrowed funds	403	432
Accrued post-retirement benefit liability	268	528
Secured borrowings from mortgage securitization	2,158	2,007
Lease liabilities	952	850
Other financial liabilities	1,996	1,810
Obligations for securities borrowing	73	51
Collateralized loan obligation	2,816	1,726
Deferred payments liability	299	330
Other	1,761	1,020
Total other liabilities	22,648	17,783
Interest expense	445	327
Borrowed funds
Disclosure of detailed information about borrowings [line items]
Net cash flow changes	(34)	31
Foreign exchange rate movements	8	0
Other financial liabilities
Disclosure of detailed information about borrowings [line items]
Interest expense	$ 68	$ 64